Retirement Plans (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Domestic Pension Plans [Member]
Components of prepaid (accrued) cost, net
Prepaid pension asset		$ 4,359
Other accrued liabilities	(967)	(3,761)
Other long-term obligations	(7,908)	(5,542)
Components of prepaid (accrued) cost, net	(8,875)	(4,944)
Foreign Pension Plans [Member]
Components of prepaid (accrued) cost, net
Prepaid pension asset
Other accrued liabilities
Other long-term obligations	(2,851)	(2,859)
Components of prepaid (accrued) cost, net	(2,851)	(2,859)
Other Postretirement Benefit Plan [Member]
Components of prepaid (accrued) cost, net
Other accrued liabilities	(361)	(355)
Other long-term obligations	(5,305)	(5,011)
Components of prepaid (accrued) cost, net	$ (5,666)	$ (5,366)